FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 30, 2012
Schedule of Cost-method Investments [Line Items]
Discount rate	16.00%
Intangible asset and goodwill, fair value		$ 2,937
Impairment of intangible assets and goodwill		$ 7,132	$ 2,890
Investment in Iluminage Beauty [Member]
Schedule of Cost-method Investments [Line Items]
Discount rate	20.00%	21.00%
Rakuto Bio Technologies Ltd. (RBT) [Member]
Schedule of Cost-method Investments [Line Items]
Contingent consideration	$ 0	$ 878		$ 15,240
Acquisition income (expense)	$ 878	$ 4,005
Discount rate	17.00%	17.00%
Cool Touch Inc (CT) [Member]
Schedule of Cost-method Investments [Line Items]
Contingent consideration	$ 0	$ 0
Discount rate	16.00%
Net revenues milestone	$ 2,000	2,000
Net income due to change in fair value		$ 100